Revenues and Contract Costs - Schedule of Cost Incurred to Obtain or Fulfill Contracts with Customers (Details) $ in Millions	Dec. 31, 2018 USD ($)
Capitalized Contract Cost [Line Items]
Cost incurred to obtain or fulfill contracts with customers	$ 3,895
Minimum
Capitalized Contract Cost [Line Items]
Amortization period	2 years
Maximum
Capitalized Contract Cost [Line Items]
Amortization period	5 years
Prepaid expenses and other
Capitalized Contract Cost [Line Items]
Cost incurred to obtain or fulfill contracts with customers	$ 2,083
Other Assets
Capitalized Contract Cost [Line Items]
Cost incurred to obtain or fulfill contracts with customers	$ 1,812